Leases-Lessee	12 Months Ended
Mar. 31, 2011
Leases-Lessee
Leases-Lessee

(11) Leases—Lessee

Advantest has several noncancelable operating leases, primarily for office space and office equipment. Rent expense, including rental payments for cancelable leases, for the years ended March 31, 2009, 2010 and 2011 was ¥1,618 million, ¥1,227 million and ¥1,122 million, respectively.

Future minimum lease payments under noncancelable operating leases (with initial or remaining lease terms in excess of one year) as of March 31, 2011 are as follows:

Year ending March 31	Yen (Millions)
2012	¥288
2013	204
2014	166
2015	123
2016	123
Thereafter	135

Total minimum lease payments	¥1,039